Convertible Redeemable Preferred Shares - Summary of Changes in the Carrying Amount of Convertible Redeemable Preferred Shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Temporary Equity [Line Items]
Balance	¥ 8,879,894		¥ 7,080,078	¥ 2,492,056
Balance, Shares | shares	94,697,306	94,697,306	90,494,234	60,472,292
Issuance	¥ 1,420,667		¥ 495,318	¥ 3,693,326
Issuance, Shares | shares	11,731,035	11,731,035	4,203,072	30,021,942
Collection of Subscription Receivables				¥ 16,697
Issuance upon conversion of convertible bonds	¥ 192,122
Issuance upon conversion of convertible bonds, Shares | shares	10,906,031	10,906,031
Accretion	¥ 508,627	$ 79,815	¥ 1,304,498	877,999
Convert to Class A Ordinary shares	¥ (5,263,152)
Convert to Class A Ordinary shares, Shares | shares	(70,254,680)	(70,254,680)
Convert to Class B Ordinary shares	¥ (5,738,158)
Convert to Class B Ordinary shares, Shares | shares	(47,079,692)	(47,079,692)
Balance			¥ 8,879,894	¥ 7,080,078
Balance, Shares | shares			94,697,306	90,494,234
Series A Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance	¥ 445,275		¥ 361,963	¥ 238,504
Balance, Shares | shares	9,497,040	9,497,040	9,497,040	9,497,040
Accretion	¥ 21,898		¥ 83,312	¥ 123,459
Convert to Class A Ordinary shares	¥ (467,173)
Convert to Class A Ordinary shares, Shares | shares	(9,497,040)	(9,497,040)
Balance			¥ 445,275	¥ 361,963
Balance, Shares | shares			9,497,040	9,497,040
Temporary equity, shares authorized | shares			9,497,040	9,497,040
Series B Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance	¥ 361,633		¥ 295,666	¥ 201,588
Balance, Shares | shares	7,586,836	7,586,836	7,586,836	7,586,836
Accretion	¥ 17,207		¥ 65,967	¥ 94,078
Convert to Class A Ordinary shares	¥ (378,840)
Convert to Class A Ordinary shares, Shares | shares	(7,586,836)	(7,586,836)
Balance			¥ 361,633	¥ 295,666
Balance, Shares | shares			7,586,836	7,586,836
Temporary equity, shares authorized | shares			7,586,836	7,586,836
Series C Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance	¥ 1,705,435		¥ 1,393,992	¥ 1,041,923
Balance, Shares | shares	33,320,256	33,320,256	33,320,256	33,320,256
Collection of Subscription Receivables				¥ 16,697
Issuance upon conversion of convertible bonds	¥ 192,122
Issuance upon conversion of convertible bonds, Shares | shares	10,906,031	10,906,031
Accretion	¥ 246,015		¥ 311,443	335,372
Convert to Class A Ordinary shares	¥ (1,467,859)
Convert to Class A Ordinary shares, Shares | shares	(30,284,935)	(30,284,935)
Convert to Class B Ordinary shares	¥ (675,713)
Convert to Class B Ordinary shares, Shares | shares	(13,941,352)	(13,941,352)
Balance			¥ 1,705,435	¥ 1,393,992
Balance, Shares | shares			33,320,256	33,320,256
Temporary equity, shares authorized | shares			44,226,287	33,320,256
Series D Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance	¥ 1,153,593		¥ 1,005,852	¥ 1,010,041
Balance, Shares | shares	10,068,160	10,068,160	10,068,160	10,068,160
Accretion	¥ 37,083		¥ 147,741	¥ (4,189)
Convert to Class A Ordinary shares	¥ (940,464)
Convert to Class A Ordinary shares, Shares | shares	(7,952,405)	(7,952,405)
Convert to Class B Ordinary shares	¥ (250,212)
Convert to Class B Ordinary shares, Shares | shares	(2,115,755)	(2,115,755)
Balance			¥ 1,153,593	¥ 1,005,852
Balance, Shares | shares			10,068,160	10,068,160
Temporary equity, shares authorized | shares			10,068,160	10,068,160
Series E Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance	¥ 5,213,958		¥ 4,022,605
Balance, Shares | shares	34,225,014	34,225,014	30,021,942
Issuance	¥ 241,341		¥ 495,318	¥ 3,693,326
Issuance, Shares | shares	1,953,652	1,953,652	4,203,072	30,021,942
Accretion	¥ 186,424		¥ 696,035	¥ 329,279
Convert to Class A Ordinary shares	¥ (916,388)
Convert to Class A Ordinary shares, Shares | shares	(5,876,520)	(5,876,520)
Convert to Class B Ordinary shares	¥ (4,725,335)
Convert to Class B Ordinary shares, Shares | shares	(30,302,146)	(30,302,146)
Balance			¥ 5,213,958	¥ 4,022,605
Balance, Shares | shares			34,225,014	30,021,942
Temporary equity, shares authorized | shares			36,122,625	30,021,942
Series F Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Issuance	¥ 1,179,326
Issuance, Shares | shares	9,777,383	9,777,383
Convert to Class A Ordinary shares	¥ (1,092,428)
Convert to Class A Ordinary shares, Shares | shares	(9,056,944)	(9,056,944)
Convert to Class B Ordinary shares	¥ (86,898)
Convert to Class B Ordinary shares, Shares | shares	(720,439)	(720,439)